Segment Information Reconciled to Income Before Income Tax and Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Lease rental income	$ 383,989	$ 327,627	$ 235,827
Management fees	26,169	29,324	29,137
Trading container sales proceeds	42,099	34,214	11,291
Gains on sale of containers, net	34,837	31,631	27,624
Total revenue	487,094	422,796	303,879
Depreciation expense	104,844	83,177	58,972
Interest expense	72,886	44,891	18,151
Unrealized gains on interest rate swaps and caps, net	5,527	(3,849)	(4,021)
Segment income before income tax and noncontrolling interest	210,556	208,499	138,257
Total assets	3,476,080	2,310,204	1,747,207
Purchases of long-lived assets	1,149,687	750,473	505,251
External Customers
Segment Reporting Information [Line Items]
Management fees	26,169	29,324	29,137
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income	383,127	326,519	234,577
Gains on sale of containers, net	34,829	31,598	27,617
Total revenue	417,956	358,117	262,194
Depreciation expense	108,519	85,643	60,398
Interest expense	72,886	44,891	18,151
Unrealized gains on interest rate swaps and caps, net	5,527	(3,849)	(4,021)
Segment income before income tax and noncontrolling interest	175,291	177,694	119,772
Total assets	3,408,194	2,243,977	1,660,626
Purchases of long-lived assets	1,148,990	749,766	504,650
Container Management
Segment Reporting Information [Line Items]
Lease rental income	862	1,108	1,250
Gains on sale of containers, net	8	33	7
Total revenue	70,160	70,495	49,285
Depreciation expense	793	791	779
Segment income before income tax and noncontrolling interest	36,956	36,772	15,901
Total assets	130,786	99,287	114,060
Purchases of long-lived assets	697	707	601
Container Management | External Customers
Segment Reporting Information [Line Items]
Management fees	21,764	24,603	23,678
Container Management | Inter-segment
Segment Reporting Information [Line Items]
Management fees	47,526	44,751	24,350
Container Resale
Segment Reporting Information [Line Items]
Trading container sales proceeds	42,099	34,214	11,291
Total revenue	53,804	44,534	21,377
Segment income before income tax and noncontrolling interest	12,787	10,759	7,995
Total assets	9,088	17,590	996
Container Resale | External Customers
Segment Reporting Information [Line Items]
Management fees	4,405	4,721	5,459
Container Resale | Inter-segment
Segment Reporting Information [Line Items]
Management fees	7,300	5,599	4,627
Other
Segment Reporting Information [Line Items]
Segment income before income tax and noncontrolling interest	(3,890)	(3,314)	(2,815)
Total assets	4,977	3,413	3,290
Eliminations
Segment Reporting Information [Line Items]
Total revenue	(54,826)	(50,350)	(28,977)
Depreciation expense	(4,468)	(3,257)	(2,205)
Segment income before income tax and noncontrolling interest	(10,588)	(13,412)	(2,596)
Total assets	(76,965)	(54,063)	(31,765)
Eliminations | Inter-segment
Segment Reporting Information [Line Items]
Management fees	$ (54,826)	$ (50,350)	$ (28,977)